Segments - Business Segment Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 1,376	$ 1,334	$ 5,590	[1]	$ 5,507	[1]	$ 5,103	[1]
Depreciation and amortization	126	129	513		524		554
Restructuring charges	35	37	84		84		61
Stock-based compensation expense	10	8	33		26		18
Operating income/(loss)	171	158	964		798		731
Total assets	14,414		14,583		14,472
Capital expenditures			358		367		334
Buy [Member]
Segment Reporting Information [Line Items]
Revenues	825	799	3,420		3,409		3,108
Depreciation and amortization	51	53	208		198		202
Restructuring charges	12	31	60		57		27
Stock-based compensation expense	3	2	10		8		7
Operating income/(loss)	53	35	409		432		414
Total assets	6,705		6,885		6,782
Capital expenditures			171		178		156
Watch [Member]
Segment Reporting Information [Line Items]
Revenues	494	474	1,987		1,919		1,827
Depreciation and amortization	68	68	274		294		313
Restructuring charges	7	5	18		15		15
Stock-based compensation expense	2	2	7		5		3
Operating income/(loss)	122	111	547		464		368
Total assets	6,696		6,706		6,560
Capital expenditures			179		182		164
Expositions [Member]
Segment Reporting Information [Line Items]
Revenues	57	61	183		179		168
Depreciation and amortization	6	6	23		25		27
Restructuring charges			(1)		2		2
Stock-based compensation expense
Operating income/(loss)	26	30	72		60		49
Total assets	752		758		794
Capital expenditures			5		7		6
Corporate and eliminations [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	1	2	8		7		12
Restructuring charges	16	1	7		10		17
Stock-based compensation expense	5	4	16		13		8
Operating income/(loss)	(30)	(18)	(64)		(158)		(100)
Total assets	261		234	[2]	336	[2]
Capital expenditures			$ 3				$ 8

[1]	Revenues are attributed to geographic areas based on the location of customers.
[2]	Includes deferred financing costs of $60 million and $68 million as of December 31, 2012 and 2011, respectively.